UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 98.75%		$192,872,477
(Cost $161,210,934)

Cayman Islands 1.34%		2,614,460
Tencent Holdings Ltd. (Internet Software & Services)	296,000	2,614,460

China 53.34%		104,179,370
Angang Steel Co. Ltd. (Steel)	474,000	954,039
Anhui Conch Cement Co. Ltd. (Construction Materials) (I)	400,000	2,333,923
Bank of China Ltd. (Diversified Banks) (I)	12,495,000	5,674,592
China Bluechemical Ltd. (Fertilizers & Agricultural Chemicals)	2,466,000	1,686,169
China Citic Bank Corp. Ltd. (Diversified Banks)	1,700,000	1,073,892
China Communications Constructions Ltd. (Construction & Engineering) (I)	2,366,000	4,408,714
China Communications Services Corp. Ltd. (Integrated Telecommunication
Services)	1,987,000	1,508,157
China Construction Bank Corp. (Diversified Banks) (I)	12,115,000	10,565,249
China COSCO Holdings Co. Ltd. (Marine)	493,000	1,175,409
China Life Insurance Co. Ltd. (Life & Health Insurance)	2,774,000	10,446,945
China Merchants Bank Co. Ltd. (Diversified Banks)	1,148,000	4,136,919
China National Building Material Company Ltd. (Construction Materials)	722,000	1,385,913
China Petroleum and Chemical Corp. (Integrated Oil & Gas)	8,242,000	8,607,137
China Railways Construction Corp. (Construction & Engineering) (I)	2,685,500	4,165,114
China Shenhua Energy Co. Ltd. (Coal & Consumable Fuels)	1,554,500	5,736,288
Industrial & Commercial Bank of China (Diversified Banks)	14,990,000	11,209,656
Jiangxi Copper Co. Ltd. (Diversified Metals & Mining)	312,000	566,160
Mindray Medical International Ltd. (Health Care Equipment)	170,252	6,801,567
PetroChina Co. Ltd. (Integrated Oil & Gas)	8,826,000	11,751,369
Ping An Insurance (Group) Co. of China Ltd. (Life & Health Insurance) (I)	286,500	1,973,717
Shandong Chenming Paper Holdings Ltd. (Paper Products)	2,026,000	1,662,019
Yanzhou Coal Mining Co. Ltd. (Coal & Consumable Fuels)	1,502,000	2,711,018
Zijin Mining Group Co. Ltd. (Gold)	1,576,000	1,237,781
ZTE Corp. (Communications Equipment)	487,360	2,407,623

Hong Kong 42.02%		82,077,842
Bank of East Asia Ltd. (Diversified Banks)	200,000	964,602
BOC Hong Kong Holdings Ltd. (Diversified Banks)	770,000	1,938,509
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	178,000	2,490,295
China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	632,000	2,410,668
China Mobile Ltd. (Wireless Telecommunication Services)	2,357,000	31,489,925
China Netcom Group Corp. Ltd. (Integrated Telecommunication Services)	420,000	1,274,102
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,500,000	2,656,653
China Resources Enterprise Ltd. (Distributors)	442,000	1,124,213
China Resources Land Ltd. (Real Estate Management & Development)	970,000	1,272,705
China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy
Traders)	666,000	1,475,640
China Unicom Ltd. (Wireless Telecommunication Services)	1,382,000	2,836,140
Chongqing Machinery & Electric Co. Ltd. (Industrial Conglomerates)	11,888,000	1,173,322
Citic Pacific Ltd. (Industrial Conglomerates)	287,000	1,095,458
CNOOC Ltd. (Oil & Gas Exploration & Production)	8,034,000	11,852,969
COSCO International Holdings Ltd. (Construction & Engineering)	4,422,000	2,018,745
Cosco Pacific Ltd. (Marine Ports & Services)	798,000	1,388,211
Dah Sing Financial Holdings Ltd. (Diversified Financial Services)	146,800	1,145,463
Digital China Holdings Ltd. (Technology Distributors)	1,386,000	900,149
Esprit Holdings Ltd. (Apparel, Accessories & Luxury Goods)	135,000	1,436,462
Great Eagle Holdings Ltd. (Real Estate Management & Development)	779,000	2,231,012
Hengan International Group Co. Ltd. (Personal Products)	347,000	1,049,477
Hopewell Holdings Ltd. (Highways & Railtracks)	443,000	1,589,191

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Hong Kong (continued)
Hutchison Whampoa Ltd. (Industrial Conglomerates)	429,000	4,013,164
Li Ning Co. Ltd. (Leisure Products)	306,000	741,844
Meadville Holdings Ltd. (Electronic Equipment & Instruments)	940,000	210,280
Parkson Retail Group Ltd. (Department Stores)	945,000	1,298,643

Taiwan 2.05%		4,000,805
Cathay Financial Holding Co. Ltd. (Diversified Banks)	879,900	1,694,906
Taiwan Fertilizer Company Ltd. (Fertilizers & Agricultural Chemicals)	640,000	2,305,899

Total investments (Cost $161,210,934)† 98.75%		$192,872,477

Other assets and liabilities, net 1.25%		$2,435,817

Total net assets 100.00%		$195,308,294

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $161,210,934. Net unrealized appreciation aggregated $31,661,543, of which $41,815,734 related to appreciated investment securities and $10,154,191 related to depreciated investment securities.

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Risks of the Greater China region
Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of

John Hancock Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008